Schedule of Composition of Stock Capital (Details) - $ / shares	Sep. 30, 2025	Jun. 30, 2025	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 17, 2023	Nov. 11, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 0.0001	$ 0.0001
Common Stock	200,000,000			112,000,000	105,263,084
Commom stock, shares outstanding	3,228,240			2,963,695	2,923,915			1
Total preferred stock	148,987,559			88,400,879	74,999,971
Preferred stock, shares outstanding	28,100,970			26,560,266	22,459,576
Share capital authorized				200,400,879	180,263,055
[custom:ShareCapitalIssuedAndOutstanding-0]				29,523,961	25,383,487
Commom stock, shares issued	3,228,240			2,963,695	2,923,915			1
Preferred stock, shares issued	28,100,970			26,560,266
Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 1.4672533		$ 0.48751	$ 1.462533
Series CF Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price		$ 0.707810	$ 0.707810	$ 2.12343
Series CF Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price	$ 2.1234
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares outstanding	29,113,411			26,560,266
Preferred stock, shares issued	29,113,411			26,560,266
Preferred Stock [Member] | Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	25,356,256			25,356,256	25,364,831
Preferred stock, shares outstanding	8,204,944			8,204,944	6,154,045
Preferred stock, shares issued	8,204,944			8,204,944
Preferred Stock [Member] | Series B Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	27,463,149			27,463,149	27,463,154
Preferred stock, shares outstanding	9,154,388			9,154,388	9,154,388
Preferred stock, shares issued	9,154,388			9,154,388
Preferred Stock [Member] | Series B Three Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	21,453,390			21,453,390	22,171,986
Preferred stock, shares outstanding	7,151,139			7,151,139	7,151,139
Preferred stock, shares issued	7,151,139			7,151,139
Preferred Stock [Member] | Series CF Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock				14,128,084
Preferred stock, shares outstanding				2,049,795
Preferred Stock [Member] | Series CF One Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	14,128,084			14,128,084
Preferred stock, shares outstanding	3,368,466			2,049,795
Preferred stock, shares issued	3,368,466			2,049,795
Preferred Stock [Member] | Series CF Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	2,900,000
Preferred stock, shares outstanding	212,033
Preferred stock, shares issued	212,033
Preferred Stock [Member] | Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	10,000	10,000
Preferred stock, shares outstanding	10,000
Preferred stock, shares issued	10,000
Preferred Stock [Member] | Non Designated Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	57,676,680
Preferred stock, shares outstanding
Preferred stock, shares issued